Earnings Per Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Weighted average common shares - basic	2,377,691	2,231,671
Weighted average common shares - diluted	2,377,691	2,231,671
Antidilutive securities	63,236	126,324